Retirement and Pension Plans (Schedule of Amounts Recognized in Other Comprehensive Income (Loss) Before Tax) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Pension Plans
Actuarial gain (loss) recognized in other comprehensive income	¥ (4,602)	¥ 7,712	¥ (22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128
Net recognized in other comprehensive income (loss), before tax	¥ (4,938)	¥ 16,515	¥ (23,577)